PORTFOLIO OF INVESTMENTS – as of August 31, 2021 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets
	Auto Components – 0.8%
112,920	Luminar Technologies, Inc.(a)	$1,962,550

	Banks – 1.1%
33,415	Popular, Inc.	2,537,535

	Biotechnology – 3.2%
19,960	Moderna, Inc.(a)	7,518,732

	Chemicals – 1.9%
14,270	Sherwin-Williams Co. (The)	4,333,371

	Communications Equipment – 4.0%
37,750	Motorola Solutions, Inc.	9,219,305

	Diversified Telecommunication Services – 2.5%
81,555	Cogent Communications Holdings, Inc.	5,919,262

	Electric Utilities – 3.1%
84,805	NextEra Energy, Inc.	7,122,772

	Energy Equipment & Services – 1.3%
458,435	TechnipFMC PLC(a)	3,039,424

	Health Care Equipment & Supplies – 7.5%
23,030	Danaher Corp.	7,465,405
36,670	Masimo Corp.(a)	9,957,372

		17,422,777

	Health Care Providers & Services – 3.0%
16,605	UnitedHealth Group, Inc.	6,912,163

	Household Products – 2.8%
38,425	Clorox Co. (The)	6,457,321

	Insurance – 3.9%
31,610	Aon PLC, Class A	9,067,645

	Interactive Media & Services – 11.4%
4,353	Alphabet, Inc., Class A(a)	12,597,364
36,760	Facebook, Inc., Class A(a)	13,946,009

		26,543,373

	Internet & Direct Marketing Retail – 5.2%
3,487	Amazon.com, Inc.(a)	12,102,645

	IT Services – 9.1%
6,955	Accenture PLC, Class A	2,340,775
45,250	Jack Henry & Associates, Inc.	7,981,195
31,535	MasterCard, Inc., Class A	10,918,363

		21,240,333

Shares	Description	Value (†)
Common Stocks – continued
	Metals & Mining – 2.7%
142,105	Wheaton Precious Metals Corp.	$6,400,409

	Oil, Gas & Consumable Fuels – 1.3%
1,332,590	Kosmos Energy Ltd.(a)	3,144,912

	Road & Rail – 8.3%
38,565	Saia, Inc.(a)	9,260,614
46,785	Union Pacific Corp.	10,144,859

		19,405,473

	Semiconductors & Semiconductor Equipment – 13.6%
48,140	Entegris, Inc.	5,783,540
11,980	Monolithic Power Systems, Inc.	5,929,261
59,610	NVIDIA Corp.	13,343,699
32,075	Universal Display Corp.	6,690,524

		31,747,024

	Software – 6.8%
41,005	Microsoft Corp.	12,378,589
27,985	Unity Software, Inc.(a)	3,547,099

		15,925,688

	Technology Hardware, Storage & Peripherals – 5.1%
77,580	Apple, Inc.	11,778,971

	Total Common Stocks (Identified Cost $181,833,790)	229,801,685

Principal Amount
Short-Term Investments – 1.4%
$3,387,904	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2021 at 0.000% to be repurchased at $3,387,904 on 9/01/2021 collateralized by $2,872,200 U.S. Treasury Inflation Indexed Note, 0.250% due 7/15/2029 valued at $3,455,764 including accrued interest(b) (Identified Cost $3,387,904)	3,387,904

	Total Investments – 100.0% (Identified Cost $185,221,694)	233,189,589
	Other assets less liabilities – (0.0)%	(63,548)

	Net Assets – 100.0%	$233,126,041

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$229,801,685	$—	$—	$229,801,685
Short-Term Investments	—	3,387,904	—	3,387,904

Total	$229,801,685	$3,387,904	$—	$233,189,589

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at August 31, 2021 (Unaudited)

Semiconductors & Semiconductor Equipment	13.6%
Interactive Media & Services	11.4
IT Services	9.1
Road & Rail	8.3
Health Care Equipment & Supplies	7.5
Software	6.8
Internet & Direct Marketing Retail	5.2
Technology Hardware, Storage & Peripherals	5.1
Communications Equipment	4.0
Insurance	3.9
Biotechnology	3.2
Electric Utilities	3.1
Health Care Providers & Services	3.0
Household Products	2.8
Metals & Mining	2.7
Diversified Telecommunication Services	2.5
Other Investments, less than 2% each	6.4
Short-Term Investments	1.4

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%